Consolidated Balance Sheet	Dec. 31, 2021 USD ($)
Current assets
Cash	$ 889,323
Prepaid expenses	408,042
Total current assets	1,297,365
Prepaid expenses—noncurrent	150,514
Investments held in Trust Account	230,008,784
TOTAL ASSETS	231,456,663
Current liabilities:
Accounts payable and other current liabilities	39,520
Accrued professional fees and other expenses	3,078,822
Franchise tax payable	163,839
Total current liabilities	3,282,181
Deferred underwriting fee payable	7,050,000
Total Liabilities	10,332,181
Commitments and Contingencies (Note 6)
Class A common stock subject to possible redemption, 23,000,000 shares at redemption value	230,000,000
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0
Additionalpaid-incapital	0
Accumulated deficit	(8,876,165)
Total Stockholders' Deficit	(8,875,518)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	231,456,663
Common Class A [Member]
Stockholders' Deficit
Common Stock, Value	72
Common Class B [Member]
Stockholders' Deficit
Common Stock, Value	$ 575